T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

July 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 3.7%
Common Stocks 3.7%
ALS	1,559	23
ANZ Group Holdings	5,116	134
BHP Group	8,557	361
Coles Group	4,070	69
Commonwealth Bank of Australia	1,329	166
CSL	564	49
Downer EDI	4,099	22
Goodman Group	3,087	64
Macquarie Group	299	53
National Australia Bank	1,989	58
Suncorp Group	5,578	75
Telstra Group	12,013	42
Wesfarmers	803	50
Westpac Banking	1,992	53
Woodside Energy Group	2,730	64
Total Australia (Cost $1,121)		1,283
AUSTRIA 0.5%
Common Stocks 0.5%
BAWAG Group	613	124
Erste Group Bank	449	59
Total Austria (Cost $137)		183
BELGIUM 0.7%
Common Stocks 0.7%
Anheuser-Busch InBev	1,230	107
Argenx (1)	119	102
UCB	188	48
Total Belgium (Cost $232)		257
BRAZIL 1.2%
Common Stocks 1.2%
Banco BTG Pactual	2,957	33
Embraer, ADR (USD)	562	38
Itau Unibanco Holding, ADR (USD)	13,473	114
Localiza Rent a Car	3,554	26
NU Holdings, Class A (USD) (1)	3,202	46
Petroleo Brasileiro - Petrobras, ADR (USD)	5,079	99
Vale, ADR (USD)	1,848	28
WEG	2,590	24
Total Brazil (Cost $356)		408
CANADA 8.1%
Common Stocks 8.1%
Agnico Eagle Mines	612	89

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Alamos Gold, Class A	859	24
Alimentation Couche-Tard	1,312	85
Barrick Mining	1,562	57
Brookfield	1,870	79
Brookfield Asset Management, Class A (2)	626	30
Cameco	386	33
Canadian National Railway	1,055	134
Canadian Natural Resources	2,658	127
Canadian Pacific Kansas City	1,431	127
Celestica (1)	90	30
Cenovus Energy	1,276	38
Constellation Software	16	34
Definity Financial	1,734	99
Element Fleet Management	2,926	66
Enbridge	1,843	100
Fairfax Financial Holdings	20	33
First Quantum Minerals (1)	1,469	41
Fortis	663	38
Franco-Nevada	313	67
George Weston	814	61
Great-West Lifeco	628	42
Kinross Gold	1,647	38
Magna International	508	35
National Bank of Canada	1,175	190
Nutrien	655	45
Royal Bank of Canada	2,119	443
Shopify, Class A (1)	1,305	153
Suncor Energy	1,902	128
TC Energy	1,323	89
Toronto-Dominion Bank	1,531	184
Tourmaline Oil	882	39
Wheaton Precious Metals	457	50
WSP Global	209	26
Total Canada (Cost $2,507)		2,854
CHINA 6.7%
Common Stocks 6.7%
Advanced Micro-Fabrication Equipment China, Class A	657	33
Alibaba Group Holding (HKD)	22,100	337
Bank of China, Class H (HKD)	44,000	31
BeOne Medicines (HKD) (1)	2,100	52
BYD, Class A	5,400	77
Chaozhou Three-Circle Group, Class H (HKD) (1)	100	1
China Construction Bank, Class H (HKD)	210,000	246
China International Capital, Class H (HKD)	30,400	84
China Merchants Bank, Class H (HKD)	5,500	36
China Pacific Insurance Group, Class H (HKD)	26,000	101

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Contemporary Amperex Technology, Class A	900	53
Hongfa Technology, Class A	7,500	39
Jiangsu Hengrui Pharmaceuticals, Class A	4,500	36
Lenovo Group (HKD)	10,000	31
Luxshare Precision Industry (HKD) (1)	2,600	18
Meituan, Class B (HKD) (1)	4,500	53
NetEase (HKD)	3,300	88
Nexchip Semiconductor, Class H (HKD) (1)	7,400	27
PICC Property & Casualty, Class H (HKD)	26,000	54
Ping An Bank, Class A	36,400	63
Sany Heavy Industry, Class A	19,500	59
SG Micro, Class H (HKD) (1)	500	5
Shenzhen Inovance Technology, Class A	2,200	21
Tencent Holdings (HKD)	7,400	452
Trip.com Group (HKD) (1)	750	35
Weichai Power, Class A	11,000	46
Xiaomi, Class B (HKD) (1)	15,800	58
Yantai Jereh Oilfield Services Group, Class A	1,900	38
Yum China Holdings (HKD)	750	36
Zhongji Innolight, Class A	400	53
Zhongji Innolight, Class H (HKD) (1)	250	33
Zijin Mining Group, Class H (HKD)	16,000	68
Total China (Cost $2,400)		2,364
DENMARK 0.9%
Common Stocks 0.9%
DSV	228	49
Novo Nordisk, Class B	4,059	192
Novonesis Novozymes B, Class B	640	42
Orsted (1)	2,164	48
Total Denmark (Cost $345)		331
FINLAND 1.3%
Common Stocks 1.3%
Fortum	2,064	47
Neste	2,078	74
Nokia	7,496	69
Sampo, Class A	14,527	161
Stora Enso, Class R (2)	3,924	45
UPM-Kymmene	1,728	47
Total Finland (Cost $461)		443
FRANCE 6.3%
Common Stocks 6.3%
Accor	679	35
Air Liquide	780	154
Airbus	873	205
AXA	774	40

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
BNP Paribas	331	42
Cie de Saint-Gobain	625	59
Cie Generale des Etablissements Michelin	1,069	43
Danone	1,027	80
Engie	1,939	60
EssilorLuxottica	215	41
Hermes International	35	62
Kering	102	34
Legrand	252	38
L'Oreal	298	133
LVMH Moet Hennessy Louis Vuitton	286	157
Orange	2,591	50
Safran	421	165
Sanofi	700	60
Schneider Electric	580	195
Societe Generale	1,354	127
STMicroelectronics (USD)	896	47
Thales	111	32
TotalEnergies	2,403	212
Vinci	842	119
Total France (Cost $2,041)		2,190
GERMANY 5.6%
Common Stocks 5.6%
adidas	264	49
Allianz	413	206
BASF	1,117	65
Bayer	925	51
Bayerische Motoren Werke AG	375	26
Daimler Truck Holding	427	24
Deutsche Boerse	213	64
Deutsche Post	843	56
Deutsche Telekom	5,345	165
E.ON	1,614	35
Hannover Rueck	460	133
Heidelberg Materials	158	29
Infineon Technologies	1,520	109
Mercedes-Benz Group	499	27
Muenchener Rueckversicherungs-Gesellschaft	122	73
Rheinmetall	60	79
RWE	376	25
SAP	1,350	247
Siemens	887	291
Siemens Energy	954	163
Siemens Healthineers	1,175	50
Total Germany (Cost $1,946)		1,967

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
HONG KONG 1.1%
Common Stocks 1.1%
AIA Group	22,600	228
BOC Hong Kong Holdings	4,000	27
Hong Kong Exchanges & Clearing	900	47
Techtronic Industries	5,500	92
Total Hong Kong (Cost $359)		394
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank	481	71
Total Hungary (Cost $53)		71
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (USD) (1)	1,613	7
Total Iceland (Cost $6)		7
INDIA 3.5%
Common Stocks 3.5%
Adani Ports & Special Economic Zone	2,342	42
Astral	1,781	27
Axis Bank, GDR (USD)	1,105	71
Bajaj Finance	8,802	105
Bharti Airtel	4,155	86
Cummins India	574	33
Divi's Laboratories	1,019	86
Eternal (1)	12,705	40
HDFC Bank, ADR (USD)	4,374	105
Hindustan Unilever	2,053	45
ICICI Bank, ADR (USD)	4,491	135
Infosys, ADR (USD) (2)	3,144	38
Kotak Mahindra Bank	13,869	57
Larsen & Toubro	1,341	55
Mahindra & Mahindra, GDR (USD)	2,276	80
NTPC	10,849	39
Power Grid Corp of India	9,151	27
Reliance Industries, GDR (USD) (3)	1,786	98
Titan	1,245	64
Total India (Cost $1,280)		1,233
IRELAND 0.2%
Common Stocks 0.2%
Kingspan Group	447	41
Ryanair Holdings	1,491	42
Total Ireland (Cost $83)		83

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
ISRAEL 0.2%
Common Stocks 0.2%
Bank Leumi Le-Israel	1,440	34
Tower Semiconductor (USD) (1)	151	33
Total Israel (Cost $67)		67
ITALY 2.0%
Common Stocks 2.0%
Enel	12,576	142
Ferrari	262	103
Generali (2)	1,532	78
Intesa Sanpaolo	3,803	29
Leonardo	531	34
Prysmian	515	71
UniCredit	2,568	242
Total Italy (Cost $603)		699
JAPAN 15.2%
Common Stocks 15.2%
Advantest	700	138
Ajinomoto	1,300	40
Asics	2,200	65
Bridgestone	2,400	59
Chugai Pharmaceutical	1,400	61
Daifuku	1,400	52
Daiichi Sankyo	2,400	39
Denso	4,100	50
Disco	100	36
East Japan Railway	2,900	67
ENEOS Holdings	2,400	20
FANUC	600	24
Fast Retailing	200	98
Fujikura	2,300	58
Hitachi	5,600	184
Hoya	400	61
Ibiden (2)	200	20
ITOCHU	8,400	105
Japan Exchange Group	2,500	34
Japan Prime Realty Investment	41	25
Kajima	1,700	57
KDDI	4,700	87
Keyence	300	151
Kioxia Holdings (1)	300	84
Komatsu	1,200	52
Mitsubishi	2,500	75
Mitsubishi Chemical Group	4,400	32
Mitsubishi Electric	2,100	76

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Mitsubishi Estate	2,900	70
Mitsubishi Heavy Industries	3,700	86
Mitsubishi UFJ Financial Group	12,200	273
Mitsui Fudosan	2,500	24
Mizuho Financial Group	1,500	78
MS&AD Insurance Group Holdings	2,900	89
Murata Manufacturing	1,800	82
NEC	2,000	59
Nintendo	2,000	95
Nippon Sanso Holdings	2,400	86
Nippon Steel (2)	18,900	77
Olympus	2,200	25
ORIX	3,500	141
Panasonic Holdings	2,500	66
Recruit Holdings	2,700	214
Renesas Electronics	2,600	52
Resona Holdings	6,100	83
Sanrio (2)	6,500	52
Seven & i Holdings (2)	4,900	65
Shin-Etsu Chemical	1,100	39
SoftBank	45,800	64
SoftBank Group	3,900	122
Sony Group	8,200	192
Sumitomo	13,400	139
Sumitomo Electric Industries	2,700	36
Sumitomo Mitsui Financial Group	4,400	189
Sumitomo Mitsui Trust Group	7,600	78
T&D Holdings	1,500	47
Taiheiyo Cement	4,200	106
Takeda Pharmaceutical	2,500	86
TDK	2,400	46
Tokio Marine Holdings	3,000	153
Tokyo Electron	400	134
Tokyo Seimitsu	300	31
Toyota Motor	10,600	201
Toyota Tsusho	700	29
Trial Holdings	1,700	33
Yokogawa Electric	1,000	36
Total Japan (Cost $4,901)		5,328
KUWAIT 0.1%
Common Stocks 0.1%
National Bank of Kuwait	7,499	21
Total Kuwait (Cost $24)		21

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
MALAYSIA 0.2%
Common Stocks 0.2%
CIMB Group Holdings	30,500	59
Total Malaysia (Cost $55)		59
MEXICO 0.6%
Common Stocks 0.6%
Cemex SAB de CV (2)	36,849	44
Fomento Economico Mexicano SAB de CV	2,904	37
Grupo Aeroportuario del Pacifico, Class B	916	20
Grupo Mexico, Series B	9,426	113
Total Mexico (Cost $187)		214
NETHERLANDS 3.2%
Common Stocks 3.2%
ABN AMRO Bank, CVA	1,515	68
Adyen (1)	43	44
AerCap Holdings (USD)	332	50
ASM International	68	63
ASML Holding	370	610
DSM-Firmenich (2)	414	45
ING Groep	1,123	39
Koninklijke	6,639	31
Koninklijke Ahold Delhaize	1,404	55
Nebius Group (USD) (1)(2)	303	58
Prosus	1,475	69
Total Netherlands (Cost $888)		1,132
NORWAY 0.6%
Common Stocks 0.6%
Aker BP	1,716	61
DNB Bank	1,644	53
Equinor	2,102	86
Norsk Hydro	2,448	23
Total Norway (Cost $206)		223
PERU 0.3%
Common Stocks 0.3%
Credicorp (USD)	146	59
Southern Copper (USD)	216	39
Total Peru (Cost $79)		98
PHILIPPINES 0.1%
Common Stocks 0.1%
International Container Terminal Services	1,290	20
Total Philippines (Cost $9)		20

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki	724	48
Total Poland (Cost $42)		48
PORTUGAL 0.3%
Common Stocks 0.3%
Banco Comercial Portugues, Class R	39,600	49
Galp Energia SGPS	2,126	48
Total Portugal (Cost $80)		97
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank	8,585	39
Total Qatar (Cost $42)		39
SAUDI ARABIA 0.5%
Common Stocks 0.5%
Al Rajhi Bank	4,143	69
Saudi Arabian Oil	5,617	39
Saudi National Bank	5,894	62
Total Saudi Arabia (Cost $166)		170
SINGAPORE 1.2%
Common Stocks 1.2%
CapitaLand Integrated Commercial Trust	26,600	52
DBS Group Holdings	2,600	150
Oversea-Chinese Banking	2,400	54
Sea, ADR (USD) (1)	709	76
Singapore Telecommunications	13,800	48
United Overseas Bank	1,600	54
Total Singapore (Cost $379)		434
SOUTH AFRICA 0.9%
Common Stocks 0.9%
Anglogold Ashanti	1,071	81
Capitec Bank Holdings	218	62
FirstRand	13,493	81
MTN Group	3,658	45
Naspers, Class N	1,030	54
Total South Africa (Cost $320)		323
SOUTH KOREA 6.1%
Common Stocks 5.7%
Celltrion	241	31
DB Insurance	277	30
Hana Financial Group	377	33
Hanwha Aerospace	77	49

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hyundai Motor	178	47
KB Financial Group, ADR (USD)	910	107
Kia	594	54
LG Chem	390	69
Samsung Biologics (1)	26	27
Samsung C&T	93	22
Samsung Electronics	205	36
Samsung Electronics, GDR (USD)	175	749
Samsung Life Insurance	238	50
Shinhan Financial Group	386	27
SK Hynix	527	598
SK Square	89	61
		1,990
Preferred Stocks 0.4%
Samsung Electronics	1,098	138
Total South Korea (Cost $1,251)		2,128
SPAIN 1.8%
Common Stocks 1.8%
Banco Bilbao Vizcaya Argentaria	6,413	180
Banco Santander	8,278	118
CaixaBank	7,749	112
Iberdrola	5,811	138
Industria de Diseno Textil	1,112	73
Total Spain (Cost $499)		621
SWEDEN 1.7%
Common Stocks 1.7%
Assa Abloy, Class B	1,054	39
Atlas Copco, Class A	4,413	93
Investor, Class B (2)	2,538	110
Sandvik	1,697	63
Spotify Technology (USD) (1)	197	99
Swedbank, Class A	3,635	145
Volvo, Class B	1,642	63
Total Sweden (Cost $561)		612
SWITZERLAND 4.8%
Common Stocks 4.8%
ABB	1,550	153
Cie Financiere Richemont, Class A	621	147
Galderma Group	188	41
Givaudan	6	24
Holcim	535	48
Lonza Group	110	77
Nestle	3,059	306
Novartis	1,671	261

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Roche Holding	647	283
Sonova Holding	236	64
UBS Group	2,926	155
VAT Group	44	33
Zurich Insurance Group	97	74
Total Switzerland (Cost $1,482)		1,666
TAIWAN 9.0%
Common Stocks 9.0%
Accton Technology	2,000	130
ASE Technology Holding	7,000	119
Cathay Financial Holding	15,000	47
CTBC Financial Holding	49,000	98
Delta Electronics	4,000	197
Elite Material	1,000	144
Fubon Financial Holding	11,000	44
Hon Hai Precision Industry, GDR (USD)	5,727	87
MediaTek	2,000	213
Taiwan Semiconductor Manufacturing	15,000	1,109
Taiwan Semiconductor Manufacturing, ADR (USD)	2,190	885
Unimicron Technology	2,000	47
United Microelectronics	9,000	34
Yageo	1,000	15
Total Taiwan (Cost $2,227)		3,169
THAILAND 0.2%
Common Stocks 0.2%
Siam Cement	6,900	52
Total Thailand (Cost $42)		52
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
First Abu Dhabi Bank	6,383	34
Total United Arab Emirates (Cost $30)		34
UNITED KINGDOM 10.1%
Common Stocks 10.1%
3i Group	1,167	45
Anglo American	732	37
ARM Holdings, ADR (USD) (1)	122	29
AstraZeneca	1,684	286
Aviva	9,163	86
BAE Systems	3,631	103
Barclays	26,246	180
BP	7,705	58
British American Tobacco	2,494	151
BT Group	25,098	68
Compass Group (USD)	2,389	76

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Diageo	1,569	35
Experian	1,269	48
Glencore (1)	15,206	112
GSK	3,410	89
Haleon	11,562	57
Halma	582	28
HSBC Holdings	18,321	390
Imperial Brands	958	36
InterContinental Hotels Group (USD)	301	49
Lloyds Banking Group	84,880	131
London Stock Exchange Group	457	51
National Grid	8,928	143
Prudential	2,569	39
Reckitt Benckiser Group	614	43
RELX	2,747	97
Rio Tinto	774	75
Rolls-Royce Holdings	11,300	225
Segro	3,777	49
Shell	6,138	281
SSE	1,220	39
Standard Chartered	3,498	103
Sunbelt Rentals Holdings	442	32
Tesco	7,779	51
Unilever	3,291	209
Total United Kingdom (Cost $3,164)		3,531
UNITED STATES 0.1%
Common Stocks 0.1%
ResMed	225	47
Total United States (Cost $55)		47
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.62% (4)	99,745	100
Total Short-Term Investments (Cost $100)		100

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.70% (4)(5)	239,315	239
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		239
Total Securities Lending Collateral (Cost $239)		239
Total Investments 100.5% of Net Assets (Cost $31,025)		$35,239
Other Assets Less Liabilities (0.5)%		(188)
Net Assets 100.0%		$35,051

‡
Country classifications are generally based on MSCI categories or another unaffiliated third party data provider;
Shares are denominated in the currency of the country presented unless otherwise noted.

(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2026.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $98 and represents 0.3% of net assets.

(4)	Seven-day yield
(5)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$— ++
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$— #	$—	$— +

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 7/31/26
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	239
	Total			$239^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $239.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Research ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,139	$32,623	$—	$34,762
Preferred Stocks	—	138	—	138
Short-Term Investments	100	—	—	100
Securities Lending Collateral	239	—	—	239
Total	$2,478	$32,761	$—	$35,239
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1196-054Q3
07/26